ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 324,000	$ 0
Accounts receivable - related party	480,000	0
Net allowance for doubtful accounts	(16,000)	0
Net accounts receivable	$ 788,000	$ 0